COLUMBIA ACORN TRUST

Columbia Acorn Emerging Markets FundSM

(the “Fund”)

Supplement dated June 12, 2014 to the Fund’s Prospectus

and Statement of Additional Information (“SAI”) dated May 1, 2014

COLUMBIA ACORN EMERGING MARKETS FUND CLOSING

TO MOST NEW INVESTORS AND NEW ACCOUNTS

Effective as of the close of business on July 11, 2014 (the “Closing Date”), the Fund will close to most new investors and new accounts, subject to certain limited exceptions, as described below.

These changes will affect new investors seeking to purchase Fund shares directly or through third party intermediaries. The Fund reserves the right to re-open the Fund to new investors or new accounts and to otherwise modify the extent to which sales of Fund shares are limited. If you have any questions about your ability to purchase shares of the Fund, please call Columbia Management Investment Services Corp. (the “Transfer Agent”) at 800.345.6611.

Accordingly, effective as of the date of this supplement, the Fund’s prospectus is hereby supplemented as follows:

(1)	The following footnote is added to the table that appears under the heading Summary of the Fund – Purchase and Sale of Fund Shares – Minimum Initial Investment:

±	Effective July 11, 2014, the Fund is generally closed to new investors and new accounts. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Fund Generally Closed to New Investors and New Accounts in the prospectus for more information.

(2)	The following is added immediately above the table that appears under the heading Choosing a Share Class – Summary of Share Class Features:

Effective as of the close of business on July 11, 2014 (the “Closing Date”), the Fund is generally closed to new investors and new accounts, except that, subject to the eligibility requirements of the Fund’s various share classes: (i) shareholders who had opened and funded an account with the Fund as of the Closing Date may continue to make additional purchases of Fund shares in their existing accounts; (ii) a retirement plan generally may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or a retirement plan with the same or an affiliated plan sponsor holding Fund shares at the plan level had invested in the Fund as of the Closing Date; and (iii) a discretionary wrap program or similar advisory program that held Fund shares as of the Closing Date generally may continue to make additional purchases of Fund shares and add new accounts that may purchase Fund shares. There is no minimum additional investment for any share class. See Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors — Fund Generally Closed to New Investors and New Accounts for more information.

(3)	The following is added as the first sub-section under the heading Buying, Selling and Exchanging Shares — Buying Shares — Eligible Investors:

Fund Generally Closed to New Investors and New Accounts

The Fund is generally closed to new investors and new accounts effective as of the Closing Date, subject to the following limited exceptions:

•	Shareholders who had opened and funded an account with the Fund as of the Closing Date may continue to make additional purchases of Fund shares in their existing accounts, subject to the eligibility requirements of the Fund’s various share classes.

•	A retirement plan generally may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or a retirement plan with the same or an affiliated plan sponsor holding Fund shares at the plan level had invested in the Fund as of the Closing Date, subject to the eligibility requirements of the Fund’s various share classes. A retirement plan that has approved the Fund as an investment option as of the Closing Date may open an account and make purchases of Fund shares and add new accounts, even if the retirement plan had not opened an account as of the Closing Date, provided that it opened its initial account with the Fund prior to October 9, 2014.

•	A discretionary wrap program or similar advisory program that holds Fund shares as of the Closing Date generally may continue to make additional purchases of Fund shares and add new accounts that may purchase Fund shares, subject to the eligibility requirements of the Fund’s various share classes.

•	A discretionary wrap program and discretionary model retirement asset allocation program that follows an asset allocation model that included the Fund as an investment option as of the Closing Date may open an account and make additional purchases of Fund shares and add new accounts.

•	A Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code that had accounts that held Fund shares as of the Closing Date may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares, subject to the eligibility requirements of the Fund’s various share classes.

In the event that an order to purchase shares is received by the Fund or the Transfer Agent after the Closing Date from a new investor or a new account that is not eligible to purchase shares, the order will be refused by the Fund or the Transfer Agent and any money that the Fund or the Transfer Agent received with the order will be returned to the investor, account or selling agent, as appropriate, without interest.

The Fund reserves the right to re-open the Fund to new investors or new accounts and to otherwise modify the extent to which sales of Fund shares are limited.

In addition, effective as of the Closing Date, the Fund’s SAI is hereby supplemented as follows:

(1)	The following footnote is added to the table that appears on the front cover of the SAI:

**	Columbia Acorn Emerging Markets Fund is generally closed to new investors and new accounts. See Appendix S – Columbia Acorn Emerging Markets Funds Generally Closed to New Investors and New Accounts for more information.

(2)	The following footnote is added to the tables that appear under the headings About the Trust and Capital Stock and Other Securities – Share Classes Offered by the Funds:

(5)	Columbia Acorn Emerging Markets Fund is generally closed to new investors and new accounts, except that, subject to the eligibility requirements of the Fund’s various share classes: (i) shareholders who had opened and funded an account with the Fund as of July 11, 2014 (the “Closing Date”) may continue to make additional purchases of Fund shares in their existing accounts; (ii) a retirement plan generally may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or a retirement plan with the same or an affiliated plan sponsor holding Fund shares at the plan level had invested in the Fund as of the Closing Date; and (iii) a discretionary wrap program or similar advisory program that held Fund shares as of the Closing Date generally may continue to make additional purchases of Fund shares and add new accounts that may purchase Fund shares. See Appendix S – Columbia Acorn Emerging Markets Funds Generally Closed to New Investors and New Accounts for more information.

(3)	The following is added to Appendix S immediately above the sub-section entitled Additional Information About Class R Eligibility:

Columbia Acorn Emerging Markets Fund Generally Closed to New Investors and New Accounts

Columbia Acorn Emerging Markets Fund is generally closed to new investors and new accounts, subject to the following limited exceptions:

•	Shareholders who had opened and funded an account with the Fund as of the Closing Date may continue to make additional purchases of Fund shares in their existing accounts, subject to the eligibility requirements of the Fund’s various share classes.

•	A retirement plan generally may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares if the retirement plan or a retirement plan with the same or an affiliated plan sponsor holding Fund shares at the plan level had invested in the Fund as of the Closing Date, subject to the eligibility requirements of the Fund’s various share classes. A retirement plan that has approved the Fund as an investment option as of the Closing Date may open an account and make purchases of Fund shares and add new accounts, even if the retirement plan had not opened an account as of the Closing Date, provided that it opened its initial account with the Fund prior to October 9, 2014.

•	A discretionary wrap program or similar advisory program that holds Fund shares as of the Closing Date generally may continue to make additional purchases of Fund shares and add new accounts that may purchase Fund shares, subject to the eligibility requirements of the Fund’s various share classes.

•	A discretionary wrap program and discretionary model retirement asset allocation program that follows an asset allocation model that included the Fund as an investment option as of the Closing Date may open an account and make additional purchases of Fund shares and add new accounts.

•	A Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code that had accounts that held Fund shares as of the Closing Date may continue to make additional purchases of Fund shares and to add new accounts that may purchase Fund shares, subject to the eligibility requirements of the Fund’s various share classes.

Shareholders should retain this Supplement for future reference.

SUP108_12_002_(06/14)

4